CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total revenues	$ 239,840	$ 214,970	$ 166,135
Cost of revenues:
Total cost of revenues	152,932	143,703	124,755
Gross profit	86,908	71,267	41,380
Operating expenses:
Research and development, net	35,640	31,336	26,303
Selling and marketing	21,694	21,512	16,871
General and administrative	18,850	15,587	14,063
Merger, acquisition and related litigation expenses (income), net	0	0	(53,633)
Impairment of held for sale asset	771	651	0
Total operating expenses	76,955	69,086	3,604
Operating income	9,953	2,181	37,776
Financial expenses, net	2,818	1,722	1,907
Income before taxes on income	7,135	459	35,869
Taxes on income	13,063	3,492	793
Net income (loss)	$ (5,928)	$ (3,033)	$ 35,076
Total earnings (losses) per share:
Basic	$ (0.1)	$ (0.05)	$ 0.63
Diluted	$ (0.1)	$ (0.05)	$ 0.63
Weighted average number of shares used in computing earnings (losses) per share:
Basic	56,591,994	56,401,074	55,516,113
Diluted	56,591,994	56,401,074	55,583,474
Products [Member]
Revenues:
Total revenues	$ 149,243	$ 139,972	$ 94,435
Cost of revenues:
Total cost of revenues	102,093	100,460	84,385
Services [Member]
Revenues:
Total revenues	90,597	74,998	71,700
Cost of revenues:
Total cost of revenues	$ 50,839	$ 43,243	$ 40,370